UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Mar 31, 2007.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     April 17, 2007



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       58
Form 13F Information Table Value Total:	      512,449,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      27,340     7,511   Sole   None
Walgreen Company                931422109      22,158   482,856   Sole   None
American Intl. Group Inc        026874107      21,536   320,379   Sole   None
General Electric                369604103      21,313   602,739   Sole   None
Fortune Brands                  349631101      20,732   263,028   Sole   None
PepsiCo, Inc.                   713448108      20,061   315,620   Sole   None
Microsoft Corp.                 594918104      19,217   689,507   Sole   None
Ace Ltd.                        004644100      18,140   317,918   Sole   None
United Technologies             913017109      17,760   273,228   Sole   None
Oracle Corporation              38389x105      16,479   908,930   Sole   None
Coach Inc.                      189754104      16,196   323,594   Sole   None
ConocoPhillips                  20825C104      16,088   235,376   Sole   None
Franklin Resources              354613101      15,063   124,663   Sole   None
Wells Fargo & Co.               949746101      14,991   435,416   Sole   None
Lowes Companies                 548661107      14,977   475,612   Sole   None
Johnson & Johnson               478160104      14,972   248,459   Sole   None
American Standard               029712106      14,588   275,132   Sole   None
Devon Energy Corp               25179M103      14,519   209,754   Sole   None
Wal-Mart Stores Inc		931142103      14,171   301,840   Sole	 None
Pool Corp                       73278L105      13,068   365,031   Sole   None
Medtronic Inc.                  585055106      12,528   255,366   Sole   None
Alliant Techsystems Inc.        018804104      11,230   127,727   Sole   None
Ingersoll Rand Co Ltd A		g4776g101      11,089	255,683	  Sole	 None
Teva Pharmaceutical Inds	881624209      10,149   241,133   Sole	 None
Total SA ADR                    89151E109      10,147   145,420   Sole   None
Danaher Corp			235851102       9,838  	137,696   Sole   None
Lincoln Electronic Holdings	533900106       9,699   162,841   Sole   None
Varian Medical Systems Inc.     92220P105       9,597   201,235   Sole   None
Dover Corp			260003108	9,368   191,929	  Sole	 None
Intuit                          461202103       9,119   333,289   Sole   None
Bj Services Co			055482103	9,003   322,691   Sole	 None
Yum Brands			988498101       8,852	153,255	  Sole	 None
Sysco Corporation               871829107       8,544   252.567   Sole   None
Berkshire Hathaway      A       084670108       3,488        32   Sole   None
United Health Group Inc		91324p102	2,230	 42,091	  Sole	 None
Sunrise Assisted Living         86768K106       2,141    54,175   Sole   None
Asta Funding Inc		046220109 	1,934	 44,785   Sole   None
Healthways Inc.	                02649V104       1,933    41,350   Sole   None
Fedex Corp                      31428x106       1,547    14,399   Sole   None
Amphenol Corp			032095101	1,420    21,986   Sole   None
Ball Corp                       058498106       1,356    29,564   Sole   None
Graco Inc                       384109104       1,351    34,500   Sole   None
Kohls Corp 			500255104	1,332    17,384   Sole   None
Gilead Sciences                 375558103       1,324    17,268   Sole   None
Garmin Limited                  G37260109       1,304    24,075   Sole   None
Gfi Group Inc			361652209	1,217	 17,908	  Sole	 None
Wesco International Inc         95082P105       1,216    19,375   Sole   None
Bio-Reference Lab Inc.          09057G602       1,117    43,995   Sole   None
Best Buy Inc.			086516101	  883	 18,123   Sole	 None
Middleby Corp.			596278101	  813	  6,167   Sole   None
Uti Worldwide, Inc.		g87210103	  812	 33,015   Sole	 None
Coventry Health Care Inc.	222862104	  492     8,772   Sole   None
Flir Systems Inc		302445101	  467	 13,087	  Sole	 None
Western Union Co                959802109         398    18,130   Sole   None
Apache Corp			037411105	  359	  5,081   Sole   None
Franklin Electric		353514102	  317	  6,827	  Sole	 None
Fiserv Inc			337738108	  301     5,667   Sole   None
Rehabcare Group Inc.		759148109	  167	 10,500   Sole   None

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